CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
REVENUE		$ 500
RESEARCH AND DEVELOPMENT EXPENSES, NET		8,518	2,768	2,648
GENERAL AND ADMINISTRATIVE EXPENSES		2,843	8,575	2,719
OPERATING LOSS		10,861	11,343	5,367
FINANCIAL INCOME:
Income from change in fair value of financial liabilities at fair value through profit or loss		(523)	(251)	(4,311)
Other financial expenses (income), net		(34)	105	143
FINANCIAL INCOME, net		(557)	(146)	(4,168)
NET COMPREHENSIVE LOSS		$ 10,304	$ 11,197	$ 1,199
LOSS PER ORDINARY SHARE -
Basic	[1]	$ 1.30	$ 2.49	$ 0.27
Diluted	[1]	$ 1.31	$ 2.49	$ 0.78
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES -
Basic	[1]	7,955,447	4,490,720	4,473,170
Diluted	[1]	7,983,402	4,490,720	6,756,360

[1]	Retroactively adjusted due to ordinary shares split, see note10.